Income Tax - Schedule of Reconciliation of the Beginning and Ending Valuation Allowance (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Reconciliation of the Beginning and Ending Valuation Allowance [Abstract]
Balance beginning	$ (30,064)	$ (20,487)
Additions	(14,405)	(9,577)
Balance ending	$ (44,469)	$ (30,064)